Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Allowance for Credit Losses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance for Credit Losses on Loans Collectively Evaluated [Member] | First lien [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance	¥ 201,671,557	¥ 272,173,960
Provision for credit losses	4,341,196	11,834,337
Charge-offs
(Decrease)/increase in guaranteed recoverable assets	(150,365,198)	(82,336,740)
Recoveries
Balance	55,647,555	201,671,557
Net loans principal, interest and financing service fee receivables	398,044,660	2,050,453,834
Recorded investment	453,692,215	2,252,125,391
Allowance for Credit Losses on Loans Collectively Evaluated [Member] | Second lien [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance	347,045,676	413,742,780
Provision for credit losses	(3,839,243)	(7,544,697)
Charge-offs
(Decrease)/increase in guaranteed recoverable assets	(277,829,317)	(59,152,407)
Recoveries
Balance	65,377,116	347,045,676
Net loans principal, interest and financing service fee receivables	355,840,291	3,359,618,482
Recorded investment	421,217,407	3,706,664,158
Allowance for Credit Losses on Loans Collectively Evaluated [Member] | Subtotal [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance	548,717,233	685,916,740
Provision for credit losses	501,953	4,289,640
Charge-offs
(Decrease)/increase in guaranteed recoverable assets	(428,194,515)	(141,489,147)
Recoveries
Balance	121,024,671	548,717,233
Net loans principal, interest and financing service fee receivables	753,884,950	5,410,072,316
Recorded investment	874,909,622	5,958,789,549
Allowance for Credit Losses on Loans Individually Evaluated [Member] | First lien [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance	43,242,069	13,099,754
Provision for credit losses	66,966,040	11,155,428
Charge-offs	(381,158,567)	(93,774,223)
(Decrease)/increase in guaranteed recoverable assets	282,163,232	100,995,026
Recoveries	11,930,309	11,766,084
Balance	23,143,483	43,242,069
Net loans principal, interest and financing service fee receivables	161,905,037	180,387,247
Recorded investment	185,048,520	223,629,316
Allowance for Credit Losses on Loans Individually Evaluated [Member] | Second lien [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance	35,966,065	26,814,193
Provision for credit losses	301,169,990	29,701,572
Charge-offs	(771,694,183)	(136,921,530)
(Decrease)/increase in guaranteed recoverable assets	539,146,984	103,550,359
Recoveries	2,561,260	12,821,471
Balance	107,150,116	35,966,065
Net loans principal, interest and financing service fee receivables	191,050,393	292,465,842
Recorded investment	298,200,509	328,431,907
Allowance for Credit Losses on Loans Individually Evaluated [Member] | Subtotal [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance	79,208,134	39,913,947
Provision for credit losses	368,136,030	40,857,000
Charge-offs	(1,152,852,750)	(230,695,753)
(Decrease)/increase in guaranteed recoverable assets	821,310,616	204,545,385
Recoveries	14,491,569	24,587,555
Balance	130,293,599	79,208,134
Net loans principal, interest and financing service fee receivables	325,955,430	472,853,089
Recorded investment	483,249,029	552,061,223
Allowance for Credit Losses [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance	627,925,367	725,830,687
Provision for credit losses	368,637,983	45,146,640
Charge-offs	(1,152,852,750)	(230,695,753)
(Decrease)/increase in guaranteed recoverable assets	393,116,101	63,056,238
Recoveries	14,491,569	24,587,555
Balance	251,318,270	627,925,367
Net loans principal, interest and financing service fee receivables	1,106,840,381	5,882,925,405
Recorded investment	¥ 1,358,158,651	¥ 6,510,850,772